Related party transactions - Debt Arrangements and Deferred Consideration Receivable (Details) - USD ($)			1 Months Ended			3 Months Ended						6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 19, 2015	Jul. 21, 2014	Dec. 31, 2015	Mar. 31, 2014	Oct. 31, 2012	Sep. 30, 2016	[2]	Jun. 30, 2016	[2]	Mar. 31, 2016	[2]	Jun. 30, 2016 [2]	Sep. 30, 2016 [2]	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014	Jun. 30, 2015	Nov. 04, 2014	Mar. 21, 2014	Dec. 13, 2013	May 31, 2013
Related Party Transaction [Line Items]
Proceeds from disposal of investments in associated companies														$ 0	$ 0	[1]	$ 373,000,000
Share in results from associated companies (net of tax)						$ 63,000,000		$ 61,000,000		$ 47,000,000		$ 108,000,000	$ 171,000,000	283,000,000	192,000,000	[2]	34,000,000
Long-term debt			$ 10,661,000,000											$ 9,608,000,000	10,661,000,000
Shareholders' ownership (as percent)														23.60%
Seadrill Partners LLC | Performance Guarantee
Related Party Transaction [Line Items]
Guarantees			370,000,000											$ 185,000,000	370,000,000
Seadrill Partners LLC | Financial Guarantee
Related Party Transaction [Line Items]
Guarantees			698,000,000											621,000,000	698,000,000
Seadrill Partners LLC | Nigeria | Custom Guarantee
Related Party Transaction [Line Items]
Guarantees			86,000,000											400,000	86,000,000
Secured Debt
Related Party Transaction [Line Items]
Long-term debt			7,373,000,000											6,450,000,000	7,373,000,000
Credit facility, Ship Finance International Loans, $420 facility | Secured Debt | Seadrill Partners LLC
Related Party Transaction [Line Items]
Debt, face amount														420,000,000
Long-term debt														$ 279,000,000
Debt covenant, collateral to outstanding loan value percentage (as percent)	125.00%													125.00%
Seadrill Capricorn Holdings LLC
Related Party Transaction [Line Items]
Ownership interest (as percent)																			49.00%	49.00%
Seadrill Operating LP
Related Party Transaction [Line Items]
Ownership interest (as percent)	42.00%	42.00%
Equity method investment, percentage of investment sold (as percent)		28.00%
Proceeds from disposal of investments in associated companies		$ 373,000,000
Share in results from associated companies (net of tax)		$ (88,000,000)
Equity Method Investee | Seadrill Partners LLC | Revolving Credit Facility
Related Party Transaction [Line Items]
Remaining borrowing capacity				$ 100,000,000	$ 300,000,000
Debt instrument term					5 years
Commitment fee (as a percent)					2.00%
Repayments of long-term lines of credit				125,900,000
Outstanding balance			0											$ 0	0
Equity Method Investee | Seadrill Partners LLC | LIBOR | Revolving Credit Facility
Related Party Transaction [Line Items]
Description of variable rate basis					LIBOR
Basis spread on variable rate (as percent)					5.00%
Equity Method Investee | Seadrill Partners LLC | US$229.9 Million Notes Receivable
Related Party Transaction [Line Items]
Receivable with imputed interest, net amount																					$ 229,900,000
Receivable with imputed interest, face amount																					$ 238,500,000
Equity Method Investee | Seadrill Partners LLC | US$70 Million Notes Receivable
Related Party Transaction [Line Items]
Receivable with imputed interest, net amount																	$ 70,000,000
Receivable with imputed interest, face amount																		$ 73,000,000
Equity Method Investee | Seadrill Partners LLC | US$100 Million Notes Receivable
Related Party Transaction [Line Items]
Receivable with imputed interest, net amount				100,000,000
Receivable with imputed interest, face amount				$ 103,700,000
Equity Method Investee | Seadrill Partners LLC | Vendor Financing Loan
Related Party Transaction [Line Items]
Loans receivable, related parties			110,000,000											0	110,000,000							$ 109,500,000
Equity Method Investee | Seadrill Partners LLC | Vendor Financing Loan | LIBOR
Related Party Transaction [Line Items]
Loan receivable basis spread on variable rate (as percent)																						5.00%
Seadrill Partners LLC | Credit Facility $143 million, Charter Financing Loan | Vendor Financing Loan
Related Party Transaction [Line Items]
Due from related parties			$ 143,000,000											39,000,000	143,000,000
Interest rate on related party debt (as percent)			0.56%
Due to related parties			$ 143,000,000											$ 39,000,000	$ 143,000,000
Debt instrument, interest rate (as percent)														0.56%

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	Refer to Note 39 "Restatement of previously issued financial statements"